Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4797
April 30, 2024
VIA EDGAR
U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549
Re:
Northwestern Mutual Series Fund, Inc. (“Registrant”)
1933 Act Post-Effective Amendment No. 89
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”) we certify that the form of Statement of Additional Information, dated May 1, 2024, that would have been filed under paragraph (c) of Rule 497, would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 89 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. Such Amendment was filed electronically via EDGAR on April 26, 2024.
Please be advised that, pursuant to Rule 497(c) under the Securities Act, Registrant filed the exact final form of the Registrant’s Prospectus, dated May 1, 2024, electronically via EDGAR on April 30, 2024.
Regards,
/s/ DAVID B. KENNEDY
Assistant General Counsel
Northwestern Mutual